UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California       August 11, 2000


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $7,660,543

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS           CUSIP     VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED    NONE
AMERICAN HOME PRODS CORP       COMMON           026609107   647961 11029127 SH       SOLE                        0  5746227  5282900
AMERICAN INTL GROUP INC        COMMON           026874107   992967  8450787 SH       SOLE                        0  4266884  4183903
ANHEUSER BUSCH COS INC         COMMON           035229103   550432  7369800 SH       SOLE                        0  3546800  3823000
DISNEY WALT CO                 COM DISNEY       254687106   396110 10205736 SH       SOLE                        0  5281516  4924220
ELECTRONIC DATA SYS NEW        COMMON           285661104   392176  9507300 SH       SOLE                        0  4882000  4625300
FEDERAL NATL MTG ASSN          COMMON           313586109   557076 10674513 SH       SOLE                        0  5411009  5263504
GANNETT INC                    COMMON           364730101   607943 10164146 SH       SOLE                        0  5217446  4946700
GENERAL ELEC CO                COMMON           369604103   624746 11787667 SH       SOLE                        0  6043367  5744300
HEINZ H J CO                   COMMON           423074103   298253  6817200 SH       SOLE                        0  3643450  3173750
INTERNATIONAL BUSINESS M       COMMON           459200101   213340  1947200 SH       SOLE                        0  1005300   941900
KIMBERLY CLARK CORP            COMMON           494368103   125531  2187900 SH       SOLE                        0  1142700  1045200
LUCENT TECHNOLOGIES INC        COMMON           549463107    63089  1064800 SH       SOLE                        0   531500   533300
PEPSICO INC                    COMMON           713448108   511582 11512400 SH       SOLE                        0  5870100  5642300
PROCTER & GAMBLE CO            COMMON           742718109   202820  3542700 SH       SOLE                        0  1670200  1872500
SARA LEE CORP                  COMMON           803111103   115016  5955500 SH       SOLE                        0  3146700  2808800
WAL MART STORES INC            COMMON           931142103   651795 11310979 SH       SOLE                        0  5728379  5582600
WELLS FARGO & CO NEW           COMMON           949746101   709706 18315000 SH       SOLE                        0  9346600  8968400